Financial Instruments - Schedule of Fair Value Measurements, Recurring and Nonrecurring (Details) - Fair Value, Recurring [Member] $ in Thousands	Sep. 30, 2021 USD ($)
Derivative In Subordinated Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure	$ 5,754
Derivative In Subordinated Notes [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure	0
Derivative In Subordinated Notes [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure	5,754
Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure	86
Interest Rate Contracts [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure	0
Interest Rate Contracts [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure	86
Interest Rate Contracts [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure	$ 0